Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring and non-recurring basis

Assets and liabilities measured at fair value
	As of December 31, 2018
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$5,085	$432	$—		$5,517
Municipal	—	9,099	70		9,169
Corporate - public	—	29,200	70		29,270
Corporate - privately placed	—	10,776	90		10,866
Foreign government	—	747	—		747
ABS - CDO	—	263	6		269
ABS - consumer and other	—	713	63		776
RMBS	—	464	—		464
CMBS	—	44	26		70
Redeemable preferred stock	—	22	—		22
Total fixed income securities	5,085	51,760	325		57,170
Equity securities	4,364	331	341		5,036
Short-term investments	1,338	1,659	30		3,027
Other investments: Free-standing derivatives	—	139	1	(23)	117
Separate account assets	2,805	—	—		2,805
Other assets	2	—	—		2
Total recurring basis assets	$13,594	$53,889	$697	$(23)	$68,157
% of total assets at fair value	19.9%	79.1%	1.0%	—%	100.0%

Investments reported at NAV					1,779
Total					$69,936

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(224)		$(224)
Other liabilities: Free-standing derivatives	(1)	(62)	—	$6	(57)
Total recurring basis liabilities	$(1)	$(62)	$(224)	$6	$(281)
% of total liabilities at fair value	0.3%	22.1%	79.7%	(2.1)%	100.0%

Assets and liabilities measured at fair value
	As of December 31, 2017
($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Total
Assets
Fixed income securities:
U.S. government and agencies	$3,079	$537	$—		$3,616
Municipal	—	8,227	101		8,328
Corporate - public	—	31,963	108		32,071
Corporate - privately placed	—	11,731	224		11,955
Foreign government	—	1,021	—		1,021
ABS - CDO	—	480	99		579
ABS - consumer and other	—	645	48		693
RMBS	—	578	—		578
CMBS	—	102	26		128
Redeemable preferred stock	—	23	—		23
Total fixed income securities	3,079	55,307	606		58,992
Equity securities	6,032	379	210		6,621
Short-term investments	264	1,660	20		1,944
Other investments: Free-standing derivatives	—	132	1	(6)	127
Separate account assets	3,444	—	—		3,444
Total recurring basis assets	12,819	57,478	837	(6)	71,128
Non-recurring basis (1)	—	—	3		3
Total assets at fair value	$12,819	$57,478	$840	$(6)	$71,131
% of total assets at fair value	18.0%	80.8%	1.2%	—%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(286)		$(286)
Other liabilities: Free-standing derivatives	(1)	(83)	—	$14	(70)
Total recurring basis liabilities	$(1)	$(83)	$(286)	$14	$(356)
% of total liabilities at fair value	0.3%	23.3%	80.3%	(3.9)%	100.0%

(1)	Includes $3 million of limited partnership interests written-down to fair value in connection with recognizing OTTI losses.

Summary of quantitative information about the significant unobservable inputs

Quantitative information about the significant unobservable inputs used in Level 3 fair value measurements
($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2018
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(185)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(252)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%

Schedule of the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis

Rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018
	Balance as of December 31, 2017	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
($ in millions)		Net income (1)	OCI
Assets
Fixed income securities:
Municipal	$101	$1	$(2)	$—	$(26)
Corporate - public	108	—	(3)	17	(21)
Corporate - privately placed	224	(1)	(3)	20	(119)
ABS - CDO	99	—	1	20	(109)
ABS - consumer and other	48	—	1	22	(50)
CMBS	26	—	—	—	—
Total fixed income securities	606	—	(6)	79	(325)
Equity securities	210	37	—	—	—
Short-term investments	20	—	—	—	—
Free-standing derivatives, net	1	—	—	—	—
Total recurring Level 3 assets	$837	$37	$(6)	$79	$(325)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(286)	$58	$—	$—	$—
Total recurring Level 3 liabilities	$(286)	$58	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$10	$(8)	$—	$(6)	$70
Corporate - public	10	(38)	—	(3)	70
Corporate - privately placed	22	(5)	—	(48)	90
ABS - CDO	—	—	—	(5)	6
ABS - consumer and other	160	(97)	—	(21)	63
CMBS	1	—	—	(1)	26
Total fixed income securities	203	(148)	—	(84)	325
Equity securities	109	(15)	—	—	341
Short-term investments	55	(45)	—	—	30
Free-standing derivatives, net	—	—	—	—	1	(2)
Total recurring Level 3 assets	$367	$(208)	$—	$(84)	$697
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(224)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(224)

(1)
The effect to net income totals $95 million and is reported in the Consolidated Statements of Operations as follows: $37 million in realized capital gains and losses, $63 million in interest credited to contractholder funds and $(5) million in life contract benefits.

(2)	Comprises $1 million of assets.

Rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017
	Balance as of December 31, 2016	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
($ in millions)		Net income (1)	OCI
Assets
Fixed income securities:
Municipal	125	(1)	7	—	(6)
Corporate - public	78	—	—	4	(30)
Corporate - privately placed	263	8	(2)	30	(49)
ABS - CDO	27	—	6	60	(190)
ABS - consumer and other	42	—	—	—	(90)
RMBS	1	—	—	—	—
CMBS	22	—	—	—	—
Total fixed income securities	558	7	11	94	(365)
Equity securities	163	13	4	—	(4)
Short-term investments	15	—	—	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$735	$22	$15	$94	$(369)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(290)	$—	$—	$—	$—
Total recurring Level 3 liabilities	$(290)	$—	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	8	(29)	—	(3)	101
Corporate - public	60	—	—	(4)	108
Corporate - privately placed	44	(30)	—	(40)	224
ABS - CDO	219	—	—	(23)	99
ABS - consumer and other	103	—	—	(7)	48
RMBS	—	—	—	(1)	—
CMBS	6	—	—	(2)	26
Total fixed income securities	440	(59)	—	(80)	606
Equity securities	48	(14)	—	—	210
Short-term investments	45	(40)	—	—	20
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$533	$(113)	$—	$(80)	$837
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(286)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(286)

(1)
The effect to net income totals $22 million and is reported in the Consolidated Statements of Operations as follows: $4 million in realized capital gains and losses, $19 million in net investment income, $(10) million in interest credited to contractholder funds and $9 million in life contract benefits.

(2)	Comprises $1 million of assets.

Rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2016
		Total gains (losses) included in:
($ in millions)	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
U.S. government and agencies	$5	$—	$—	$—	$(4)
Municipal	161	12	(10)	6	(23)
Corporate - public	46	—	—	41	(43)
Corporate - privately placed	502	15	18	16	(398)
ABS - CDO	61	1	6	10	(43)
ABS - consumer and other	50	—	(3)	3	(35)
RMBS	1	1	—	—	—
CMBS	20	—	—	—	(1)
Total fixed income securities	846	29	11	76	(547)
Equity securities	133	(32)	12	—	(12)
Short-term investments	—	—	—	—	—
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$973	$3	$23	$76	$(559)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$5	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$5	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$—	$—	$—	$(1)	$—
Municipal	22	(40)	—	(3)	125
Corporate - public	47	(11)	—	(2)	78
Corporate - privately placed	181	(15)	—	(56)	263
ABS - CDO	40	(3)	—	(45)	27
ABS - consumer and other	35	(5)	—	(3)	42
RMBS	—	(1)	—	—	1
CMBS	5	—	—	(2)	22
Total fixed income securities	330	(75)	—	(112)	558
Equity securities	65	(4)	—	1	163
Short-term investments	15	—	—	—	15
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$410	$(79)	$—	$(112)	$735
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(290)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(290)

(1)
The effect to net income totals $8 million and is reported in the Consolidated Statements of Operations as follows: $(9) million in realized capital gains and losses, $12 million in net investment income, $(4) million in interest credited to contractholder funds and $9 million in life contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

Schedule of gains and losses included in net income for Level 3 assets and liabilities still held at the balance sheet date

Valuation changes included in net income for Level 3 assets and liabilities held as of
	December 31,
($ in millions)	2018	2017	2016
Assets
Fixed income securities:
Municipal	$—	$(3)	$2
Corporate	—	1	2
Total fixed income securities	—	(2)	4
Equity securities	36	13	(32)
Free-standing derivatives, net	—	—	5
Other assets	—	(1)	—
Total recurring Level 3 assets	$36	$10	$(23)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$58	$—	$5
Total recurring Level 3 liabilities	$58	$—	$5

Schedule of carrying values and fair value estimates of financial instruments not carried at fair value

Carrying values and fair value estimates of financial instruments not carried at fair value
		December 31, 2018		December 31, 2017
($ in millions)	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$4,670	$4,703	$4,534	$4,732
Bank loans	Level 3	1,350	1,298	1,702	1,704
Agent loans	Level 3	620	617	538	536

Carrying values and fair value estimates of financial instruments not carried at fair value
		December 31, 2018		December 31, 2017
($ in millions)	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	Level 3	$9,250	$9,665	$10,367	$11,071
Long-term debt	Level 2	6,451	6,708	6,350	7,199
Liability for collateral	Level 2	1,458	1,458	1,124	1,124